Investment properties	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Investment properties	Investment properties
The Entity uses external appraisers to determine the fair value of its investment properties. The external appraisers hold recognized and relevant professional qualifications and have vast experience in the types of investment properties owned by the Entity. The external appraisers use valuation techniques such as the discounted cash flows approach, replacement cost approach and income cap rate approach. The techniques used to estimate the fair value of the Entity’s investment properties include assumptions, many of which are not directly observable in the market. These assumptions include: discount rates, exit cap rates, long-term NOI, inflation rates, absorption periods, and market rents.

The values, determined by the external appraisers at each reporting date are recognized as the fair value of the Entity’s investment properties at such date. The appraisers use a discounted cash flow approach to determine the fair value of land and buildings (using the expected net operating income (“NOI”) of the investment property) and a market approach to determine the fair value of land reserves. Gains or losses arising from changes in the fair values are included in the consolidated statements of profit or loss and other comprehensive income (loss) in the period in which they arise.
The Entity’s investment properties are located in Mexico, and they are classified as Level 3 in the IFRS fair value hierarchy. The following table provides information about how the fair values of the investment properties are determined (in particular, the valuation techniques and inputs used).

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value/range	Relationship of unobservable inputs to fair value

Buildings and land	Level 3	Discounted cash flows	Discount rate	2025: 8.00% to 12.14% 2024: 7.25% to 12.26% 2023: 7.00% to 12.21%	The higher the discount rate, the lower the fair value.

			Exit cap rate	2025: 6.50% to 9.25% 2024: 6.50% to 9.25% 2023: 6.50% to 8.99%	The higher the exit cap rate, the lower the fair value.

			Long-term NOI	Based on contractual rent and then on market related rents	The higher the NOI, the higher the fair value.

			Inflation rates	Mexico: 3.6% to 4.00%, in 2025 3.6% to 4.00% in 2024 3.6% to 4.3%, in 2023 U.S.: 2.2% to 3.0%, in 2025 2.3% to 3.0%, in 2024 2.1% to 3.0% in 2023	The higher the inflation rate, the higher the fair value.

			Absorption period	12 months of average	The shorter the absorption period, the higher the fair value

			Market related rents	Depending on the park/state	The higher the market rent the higher the fair value

Land reserves	Level 3	Market comparable	Price per acre	Weighted average price per acre is $256,565 in 2025, $173,772 in 2024 and $195,196 in 2023.	The higher the price, the higher the fair value.
Fair value sensitivity:
The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) of the discount rates and exit cap rate and the aggregated impact, in absolute terms, of these two on fair values of the investment properties – land and buildings representing leased land and buildings valued used the discounted cash flows method. An increase/decrease in discount rates and exit cap rate will decrease/increase the building and land valuation as of December 31, 2025, 2024 and 2023:

	December 31, 2025
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$24,833,471	$25,561,773	$49,910,035

	December 31, 2024
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$24,274,027	$25,108,166	$49,480,971

	December 31, 2023
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$14,622,874	$15,652,178	$36,530,020
The table below sets forth the aggregate values of the Entity’s investment properties for the years indicated:

	December 31, 2025	December 31, 2024	December 31, 2023

Buildings and land	$3,854,280,000	$3,686,540,000	$3,167,770,000
Land improvements	769,567	769,567	16,277,544
Land reserves	315,650,000	114,321,825	138,380,000
	4,170,699,567	3,801,631,392	3,322,427,544
Less: Cost to conclude construction in-progress	(41,255,642)	(104,863,123)	(110,263,380)

Balance at end of year	$4,129,443,925	$3,696,768,269	$3,212,164,164
The reconciliation of investment properties is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Balance at beginning of year	$3,696,768,269	$3,212,164,164	$2,738,465,276
Additions	377,740,002	232,948,847	259,757,058
Foreign currency translation effect	8,370,535	(16,639,636)	13,001,109
Disposal of investment properties	(5,100,000)	(2,452,767)	(42,519,100)
Writte-offs from casualties	(409,945)	—	—
Gain on revaluation of investment properties	52,075,064	270,747,661	243,459,821

Balance at end of year	$4,129,443,925	$3,696,768,269	$3,212,164,164
A total of $53,562,589, $13,271,401, and $19,510,889 additions to investment properties related to land reserves and new buildings that were acquired from third parties, were not paid as of December 31, 2025, 2024 and 2023, respectively, and were therefore excluded from the consolidated statements of cash flows for those years.
A total of $12,756,715, $11,460,410 and $15,884,322 of December 31, 2024, 2023 and 2022 additions were paid during 2025, 2024 and 2023, respectively and were included in the 2025, 2024 and 2023 consolidated statement of cash flows.
On August 5, 2025, the Entity sold investment property located in Chihuahua totaling 135,310 square feet for $5,500,000, the cost associated with the sale was $5,100,000, generating a gain in sale of investment property of $400,000.
On April 7, 2025, the Entity recognized a loss related to the investment properties in Baja California, the cost associated with the casualty was $409,945.

On January 24, 2024, the Entity sold a land reserve located in Queretaro, totaling 64,583 square feet, for $780,000. The cost associated with this sale was $530,000, resulting in a gain of $250,000. Additionally, the Entity sold a land reserve located in Aguascalientes, totaling 699,654 square feet, for $4,290,000. The cost associated with this sale was $1,922,767, resulting in a gain of $2,367,233.

During 2023, the Entity reached an agreement to sell a land reserve located in Aguascalientes totaling 914,932 square feet for $5,057,500. Additionally, the Entity sold a 313,410 square feet building in Tijuana for $37,000,000, the cost associated with the sales was $42,519,100, resulting in a total loss of $461,600 from the sale of both investment properties.
During 2007, the Entity entered into an agreement to build the Queretaro Aerospace Park, which consists of a Trust created by the Government of the State of Queretaro, as grantor (fideicomitente), Aeropuerto Intercontinental de Querétaro, S. A. de C. V., as a participant for the purposes of granting its consent, Bombardier Aerospace México, S.A. de C.V., as beneficiary (fideicomisario), and BBVA Bancomer, S.A., as Trustee (fiduciario), to which the Entity, through its subsidiary, Proyectos Aeroespaciales, S. de R. L. de C. V. (PAE), adhered as grantee and beneficiary. The Government of the State of Queretaro contributed certain rights to the Trust, including rights to use the land and the infrastructure built by the state of Queretaro, allowing PAE to build and lease buildings for a total period equivalent to the term of the concession granted to the Aerospace Park; the remaining term is approximately 39 years as of December 31, 2025.
PAE is the only designated real estate developer and was granted the right to use the land and infrastructure to develop industrial facilities thereon, lease such industrial facilities to companies in the aerospace and related industries and to collect the rents derived from the lease of the industrial facilities, for a period of time equivalent to the remaining term of the airport concession (approximately 32 years as of December 31, 2025). With respect to such rights, all construction, addition and improvements made by Proyectos Aeroespaciales to the contributed land (including without limitation, the industrial facilities) will revert in favor of the Government of the State of Queretaro at the end of the term of the Trust, for zero consideration.
During 2013, the Entity entered into an agreement with Nissan Mexicana, S.A. de C.V. (“Nissan”) to build and lease to Nissan the Douki Seisan Park (“DSP Park”) located in Aguascalientes, Mexico. The land where the DSP Park is located is owned by Nissan. On July 5, 2012, Nissan created a Trust (Trust No. F/1704 with Deutsche Bank México, S.A. as Trustee) to which the Entity (through one of its subsidiaries, Vesta DSP, S. de R.L. de C.V), is beneficiary and was granted the use of the land, for a period of time equivalent to the remaining term of the concession ( approximately 38 years as of December 31, 2025). The infrastructure and all the related improvements were built by and are managed by the Entity.
Some of the Entity’s investment properties have been pledged as collateral to secure its long-term debt, the long-term debt is secured by 20 investment properties with a fair value of $264,320,000, as of December 31, 2025.